Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001742341
Document Type	6-K/A
Document Fiscal Year Focus	2026
Entity File Number	001-39339
Entity Registrant Name	Biddance AI Systems, Inc.
Amendment Flag	true
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Description	Biddance AI Systems, Inc. (the “Company”) is furnishing this Amendment No. 1 to its Report on Form 6-K furnished to the U.S. Securities and Exchange Commission on October 23, 2026 (the “Original 6-K”) to provide the unaudited condensed consolidated financial statements included in the Original 6-K with the relevant Interactive Data Files in Inline XBRL format and to furnish the Company’s press release dated October 26, 2026 announcing its financial results for the six months ended June 30, 2026, a copy of which is attached hereto as Exhibit 99.3. Except as described herein, no other changes have been made to the Original 6-K.